SHAREHOLDERS' EQUITY - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
Stock-based compensation expense recognized	$ 1,000	$ 1,900
Unrecognized compensation cost	$ 840
Unvested stock options (in shares)	14,877
Weighted-average remaining vesting period	3 years